Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Unrecognized tax benefits at start of year	$ 23,201	$ 5,780	$ 7,189
Increase related to acquired tax positions	778	14,552
Increase related to prior year tax positions	1,482	565
Decrease related to prior year tax positions		(183)	(494)
Increase related to current year tax positions	3,063	3,709	2,269
Settlements	(315)	(2)	(899)
Lapse of statute of limitations	(43)	(1,220)	(2,285)
Unrecognized tax benefits at end of year	$ 28,166	$ 23,201	$ 5,780